Document and Entity Information	May 13, 2026
Document And Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	May 13, 2026
Entity Registrant Name	EagleRock Land, LLC
Entity Incorporation State Country Code	TX
Entity File Number	001-43288
Entity Tax Identification Number	41-3142321
Entity Address Address Line 1	9655 Katy Freeway
Entity Address Address Line 2	Suite 375
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77024
City Area Code	713
Local Phone Number	280-7002
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0002104882
New York Stock Exchange [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A shares representing limited liability company interests
Trading Symbol	EROK
Security Exchange Name	NYSE
NYSE TexasInc. [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A shares representing limited liability company interests
Trading Symbol	EROK
Security Exchange Name	CHX